Capitalization	12 Months Ended
Dec. 31, 2017
Capitalization Longterm Debt And Equity [Abstract]
Capitalization

7. Capitalization

Redeemable convertible preferred stock

The Company has determined that the Series C, Series B, Series A and Series 1 redeemable convertible preferred stock were redeemable, after a stated period of time, based on voting thresholds that vary by shareholder class, as outlined in the Company’s certificate of incorporation. The Company classified its redeemable convertible preferred stock outside of permanent equity and into mezzanine equity.

The Company recorded its redeemable convertible preferred stock at fair value upon issuance, net of any issuance costs or discounts, and the carrying value is increased by periodic accretion to its redemption value until the earliest possible date of redemption. These increases were recorded as charges against additional paid-in-capital until the additional paid-in-capital balance is reduced to zero. At that time, additional accretion adjustments were recorded as additions to accumulated deficit.

In May 2014, the Company issued 2,495,663 shares of its Series A redeemable convertible preferred stock for cash consideration of $2.52 per share. Total proceeds, including cancellation of indebtedness of $39, amounted to $6,289.

In February 2015, the Company’s Board of Directors and stockholders approved the Fourth Amended and Restated Certification of Incorporation, which increased the authorized number of shares of its redeemable convertible preferred stock to 39,908,717, of which 2,112,025 were designated as Series 1 redeemable convertible preferred stock, 14,996,692 as Series A redeemable convertible preferred stock and 22,800,000 as Series B redeemable convertible preferred stock. At the same time, the Company issued 3,794,024 shares of its Series B redeemable convertible preferred stock for cash consideration and cancellation of indebtedness at a price of $4.3521 per share. Total proceeds, including cancellation of indebtedness of $12, amounted to $16,512.

In December 2015, the Company approved a Certificate of Amendment to the Fourth Amended and Restated Certification of Incorporation which increased the authorized number of shares of its redeemable convertible preferred stock to 40,108,717, of which 2,112,025 were be designated as Series 1 redeemable convertible preferred stock, 14,996,692 as Series A redeemable convertible preferred stock and 23,000,000 as Series B redeemable convertible preferred stock. At the same time, the Company authorized 11,546,147 shares of its Series B redeemable convertible preferred stock and issued 3,848,710 shares of its Series B redeemable convertible preferred stock for cash consideration at a price of $4.3521 per share. Total additional proceeds amounted to $16,750.

In April 2016, the Company’s Board of Directors and stockholders approved the Fifth Amended and Restated Certification of Incorporation which increased the authorized number of shares of its redeemable convertible preferred stock to 57,108,717, of which 2,112,025 were be designated as Series 1 redeemable convertible preferred stock, 14,996,692 as Series A redeemable convertible preferred stock, 23,000,000 as Series B redeemable convertible preferred stock and 17,000,000 as Series C redeemable convertible preferred stock. In the second quarter of 2016, the Company authorized 16,828,217 shares of its Series C redeemable convertible preferred stock and issued 5,609,398 shares of its Series C redeemable convertible preferred stock for cash consideration at a price of $8.91 per share. Total additional proceeds amounted to $50,000.

Prior to the IPO, the holders of the Company’s convertible preferred stock had certain voting and dividend rights, as well as liquidation preferences and conversion privileges.  All rights, preferences and privileges associated with the convertible preferred stock were terminated at the time of the Company’s IPO in conjunction with the conversion of all outstanding shares of convertible preferred stock into shares of common stock.

On May 22, 2017, the Company closed its IPO of 7,781,564 shares of the Company’s common stock at a public offering price of $15.00 per share, including 781,564 shares of common stock issued upon exercise by the underwriters of their option to purchase additional shares. The gross proceeds from the IPO were $116.7 million and net proceeds were $107.1 million, after deducting underwriting discounts and commissions and other offering expenses payable by the Company.

Upon closing of the IPO, all outstanding shares of the Company’s preferred stock were automatically converted into 18,933,053 shares of common stock. In connection with the IPO, the Board of Directors and the stockholders of the Company approved a one-for-three reverse stock split of the Company’s common stock. The reverse stock split became effective on May 11, 2017. All share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in par value to accumulated deficit.

Series B preferred stock tranche rights

Pursuant to the terms of the Series B Preferred Stock Purchase Agreement, the purchasers of Series B redeemable convertible preferred stock at the initial closing also committed to purchase an aggregate of 3,791,272 shares of Series B redeemable convertible preferred stock at $4.3521 per share (the “Second Tranche Shares”) at a second closing, subject to certain conditions, upon the achievement of one of the following milestones: (i) the Company’s enrollment of ten patients in an IV trilaciclib SCLC chemoprotection clinical trial with resulting data trending positively against historical controls or (ii) successful completion of IND-enabling studies for an oral trilaciclib antineoplastic program; provided, that either milestone is achieved prior to the earliest to occur of (i) a qualified initial public offering, (ii) a liquidation event or (iii) 12 months after the initial closing. Holders of at least sixty percent (60%) of the then-outstanding shares of Series B redeemable convertible preferred stock may elect to waive the foregoing conditions and to require the purchasers of Series B redeemable convertible preferred stock to purchase their pro rata portion of the Second Tranche Shares. Each purchaser also had the option, but not the obligation, to purchase all of its allocation of the Second Tranche Shares at any time prior to the earlier to occur of (i) the second closing, and (ii) 12 months after the initial closing.

The option to purchase shares of Series B redeemable convertible preferred stock in the second tranche has been accounted for as a free-standing instrument and classified as a liability. On February 4, 2015, upon purchase of the first tranche of Series B redeemable convertible preferred stock, the option to purchase additional shares was recorded at its fair value, with the remaining cash proceeds received on that date allocated to Series B redeemable convertible preferred stock. As the value of the option to purchase shares in the second tranche increased over time, a change in the fair value of the liability was recorded as “Change in fair value of Series B purchase option liability” in the accompanying statement of operations. This free-standing instrument was exercised on December 10, 2015 when the holders of at least sixty percent (60%) of the then-outstanding shares of Series B redeemable convertible preferred stock elected to waive the conditions set forth above and required the purchasers of Series B redeemable convertible preferred stock to purchase their pro rata portion of the second tranche shares resulting in an outstanding liability of $0 on December 31, 2016. The Company relied on an independent third-party valuation in estimating the fair value of its Series B purchase option liability. The valuations used significant assumptions including the estimated volatility range of 68%-71%, risk free interest rate range of 0.47%-0.94%, estimated fair value of the redeemable convertible preferred stock and a 2-year estimated life of the purchase option. These assumptions were used in the option pricing method and the probability weighted expected return method, a blend of which were considered in establishing fair value.

Preferred stock

Upon completion of the IPO, all outstanding preferred stock was automatically converted into 18,933,053 shares of common stock.  The Company is also authorized to issue 5.0 million shares of undesignated preferred stock in one or more series.  As December 31, 2017, no shares of preferred stock were issued or outstanding.

Common stock

The Company’s common stock has a par value of $0.0001 per share and consists of 120,000,000 and 73,000,000 authorized shares as of December 31, 2017 and 2016, respectively.  Holders of common stock are entitled to one vote per share and are entitled to receive dividends, as if and when declared by the Company’s Board of Directors.

The Company has reserved authorized shares of common stock for future issuance at December 31, 2017 and December 31, 2016 as follows:

	December 31, 2017	December 31, 2016

Conversion of Series C Preferred Stock on a fully-diluted basis	—	5,609,398
Conversion of Series B Preferred Stock on a fully-diluted basis	—	7,642,734
Conversion of Series A Preferred Stock on a fully-diluted basis	—	4,998,895
Conversion of Series 1 Preferred Stock on a fully-diluted basis	—	682,026
Common stock warrants issued with promissory notes	—	16,666
Other common stock warrants	—	3,466
Series 1 Preferred Stock warrants issued with promissory notes	—	21,978
Common stock options outstanding	4,116,333	3,690,058
Options available for grant under Equity Incentive Plans	1,602,687	176,919
	5,719,020	22,842,140